PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	31,831	14,859	2,395
Prepayment and other current assets	4,062	7,387	1,190

Total current assets	35,893	22,246	3,585

Non-current assets:
Property and equipment, net	407	240	39
Goodwill	564,841	564,841	91,036
Long-term investments, net	—	103,412	16,667
Amounts due from subsidiaries and VIEs	249,799	743,076	119,762
Investments in subsidiaries and VIEs	252,875	405,057	65,283
Other non-current assets	—	19,098	3,077

Total non-current assets	1,067,922	1,835,724	295,864

Total assets	1,103,815	1,857,970	299,449

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	664	1,306	210

Non-current liabilities	—	—	—

Total liabilities	664	1,306	210

Mezzanine equity:
Contingently redeemable ordinary shares (US$0.001 par value, 26,485,961 shares authorized; 26,485,961 and nil shares issued and outstanding as of December 31, 2013 and 2014, respectively; aggregate liquidation preference amount of RMB75,899 and nil as of December 31, 2013 and 2014, respectively; aggregate redemption amount of RMB77,677 and nil, respectively, as of December 31, 2013 and 2014)	77,677	—	—
Shareholders’ equity:
Class A ordinary shares (US$0.001 par value, 750,000,000 shares authorized; 178,034,362 and 257,523,929 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	1,121	1,610	259
Class B ordinary shares (US$0.001 par value, 250,000,000 shares authorized; 180,821,228 and 180,821,228 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	1,179	1,179	190
Additional paid-in capital	1,003,417	1,604,851	258,655
Retained earnings	19,635	251,759	40,576
Accumulated other comprehensive income (loss)	122	(2,735)	(441)

Total shareholders’ equity	1,025,474	1,856,664	299,239

Total liabilities and shareholders’ equity	1,103,815	1,857,970	299,449

Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Gross profit	—	—	—	—
General and administrative expenses	(2,651)	(10,515)	(18,662)	(3,008)
Impairment of goodwill	(33,517)	—	—	—
Impairment of intangible assets	(10,910)	(2,613)	—	—
Listing expenses	(17,037)	—	—	—

Total operating expenses	(64,115)	(13,128)	(18,662)	(3,008)

Operating loss	(64,115)	(13,128)	(18,662)	(3,008)
Interest income	—	246	131	21
Equity in profits of subsidiaries and VIEs	22,337	14,776	248,477	40,047
Other income	114	—	2,178	352
Changes in fair value of contingently returnable consideration assets	27,326	24,366	—	—

Net (loss) income	(14,338)	26,260	232,124	37,412
Accretion of contingently redeemable ordinary shares	(3,023)	(3,174)	—	—

Net (loss) income attributable to China Mobile Games and Entertainment Group Limited’s ordinary shareholders	(17,361)	23,086	232,124	37,412

Other comprehensive income (loss):
Foreign currency translation adjustments	7	594	(3,332)	(537)
Unrealized gains on available-for-sale security	—	—	475	77

Other comprehensive income (loss)	7	594	(2,857)	(460)

Comprehensive (loss) income	(17,354)	23,680	229,267	36,952

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net cash used in operating activities	(23,085)	(25,755)	(19,278)	(3,107)

Net cash used in investing activities	(11,139)	(240,246)	(482,546)	(77,772)

Net cash provided by financing activities	70,457	261,724	486,862	78,468